Share capital - Capital increases (Details) - EUR (€)		12 Months Ended
	Jul. 14, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Balance at beginning of year, shares		65,552,721	65,411,767	64,666,802
Share capital		€ 293,604,000	€ 292,075,000	€ 291,312,000
Share premium		2,735,557,000	2,730,391,000	2,727,840,000
Exercise of warrant/ subscription rights		€ 6,695,000	€ 3,314,000	€ 28,288,000
Average exercise price warrants		€ 23.7	€ 23.5	€ 38.0
Balance at end of year, shares		65,835,511	65,552,721	65,411,767
Par value of shares		€ 5.41
Ordinary Shares
Disclosure of classes of share capital [line items]
Par value of shares		€ 5.41
Gilead
Disclosure of classes of share capital [line items]
Weighted average share price	€ 140.59
Share capital.
Disclosure of classes of share capital [line items]
Balance at beginning of year, amount		€ 292,075,000	€ 291,312,000	€ 287,282,000
Share capital		293,604,000	292,075,000	291,312,000	€ 287,282,000
Exercise of warrant/ subscription rights		1,530,000	763,000	4,031,000
Balance at end of year, amount		293,604,000	292,075,000	291,312,000
Share premium account
Disclosure of classes of share capital [line items]
Share premium		2,735,557,000	2,730,391,000	2,727,840,000	€ 2,703,583,000
Exercise of warrant/ subscription rights		5,166,000	2,551,000	24,257,000
Share capital and share premium
Disclosure of classes of share capital [line items]
Balance at beginning of year, amount		3,022,467,000	3,019,153,000	2,990,865,000
Balance at end of year, amount		€ 3,029,162,000	€ 3,022,467,000	€ 3,019,153,000
March 17, 2020 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares				152,220
Average exercise price warrants				€ 35.18
Closing share price on date of capital increase				€ 141.40
March 17, 2020 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				€ 824,000
March 17, 2020 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				4,531,000
March 17, 2020 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				€ 5,355,000
May 28, 2020 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares				435,540
Average exercise price warrants				€ 41.13
Closing share price on date of capital increase				€ 186.60
May 28, 2020 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				€ 2,356,000
May 28, 2020 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				15,558,000
May 28, 2020 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				€ 17,914,000
September 18, 2020 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares				86,280
Average exercise price warrants				€ 27.85
Closing share price on date of capital increase				€ 117.70
September 18, 2020 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				€ 467,000
September 18, 2020 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				1,936,000
September 18, 2020 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				€ 2,403,000
December 4, 2020 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares				70,925
Average exercise price warrants				€ 36.88
Closing share price on date of capital increase				€ 100.30
December 4, 2020 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				€ 384,000
December 4, 2020 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				2,232,000
December 4, 2020 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				€ 2,616,000
December 3, 2021 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares			22,600
Exercise of warrant/ subscription rights			€ 41.72
Average exercise price warrants			€ 25.61
December 3, 2021 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 123,000
December 3, 2021 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			456,000
December 3, 2021 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 579,000
March 19, 2021 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares			99,814
Average exercise price warrants			€ 22.62
Closing share price on date of capital increase			€ 68.48
March 19, 2021 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 540,000
March 19, 2021 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			1,718,000
March 19, 2021 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 2,258,000
June 7, 2021 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares			10,940
Average exercise price warrants			€ 29.73
Closing share price on date of capital increase			€ 61.78
June 7, 2021 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 59,000
June 7, 2021 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			266,000
June 7, 2021 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 325,000
September 20, 2021 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares			7,600
Average exercise price warrants			€ 19.97
Closing share price on date of capital increase			€ 46.93
September 20, 2021 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 41,000
September 20, 2021 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			111,000
September 20, 2021 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 152,000
March 18, 2022 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares		95,500
Average exercise price warrants		€ 22.61
Closing share price on date of capital increase		€ 57.38
March 18, 2022 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		€ 517,000
March 18, 2022 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		1,643,000
March 18, 2022 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		€ 2,160,000
June 20, 2022 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares		80,290
Average exercise price warrants		€ 18.18
Closing share price on date of capital increase		€ 53.52
June 20, 2022 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		€ 434,000
June 20, 2022 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		1,025,000
June 20, 2022 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		€ 1,460,000
September 27, 2022 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares		107,000
Average exercise price warrants		€ 28.75
Closing share price on date of capital increase		€ 44.49
September 27, 2022 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		€ 579,000
September 27, 2022 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		2,497,000
September 27, 2022 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		€ 3,076,000